LAND	12 Months Ended
Dec. 31, 2023
Real Estate [Abstract]
LAND
5.	LAND
As of December 31, 2023 and 2022, the Company had 27 acres of land of approximately $540,000. The land is currently vacant and is expected to be developed into a residential community.